Shawn Tang

Paralegal

+1.202.739.5474

shawn.tang@morganlewis.com

May 15, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Series Funds, Inc. (File No. 002-77284)

Filing Pursuant to Rule 497(c)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we are filing, pursuant to Rule 497(c) under the Securities Act of 1933, revised risk/return summary information, in interactive data format, for the Company’s High Yield Bond Fund, Flexibly Managed Fund, Index 500 Fund, Small Cap Index Fund and Developed International Index Fund.

Please do not hesitate to contact me at 202.739.5474 should you have any questions.

Very truly yours,

/s/ Shawn Tang
Shawn Tang
Paralegal

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001

EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Penn Series Funds, Inc. (the “Company”), revised risk/return summary information, in interactive data format, for the Company’s High Yield Bond Fund, Flexibly Managed Fund, Index 500 Fund, Small Cap Index Fund and Developed International Index Fund.